iShares®
iShares Trust
Supplement dated June 30, 2023 (the “Supplement”)
to the Summary Prospectus and the Prospectus,
each dated December 1, 2022, and the
Statement of Additional Information (the “SAI”),
dated December 1, 2022 (as revised June 22, 2023),
for the iShares MSCI EAFE Min Vol Factor ETF (EFAV) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on June 30, 2023:
Change in the Fund’s “Fees and Expenses”
The section of the Summary Prospectus and the Prospectus entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1,2]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[3]	Total Annual Fund Operating Expenses

0.20%	None	0.00%	0.20%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.

[2]	The expense information in the table has been restated to reflect current fees.

[3]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Change in the Fund’s “Management”
The third and fourth paragraphs of the section of the Prospectus entitled “Management” are deleted in their entirety and replaced with the following:
For its investment advisory services to the Fund, BFA is paid a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee calculated based on the aggregate average daily net assets of the following iShares funds: iShares MSCI ACWI ETF, iShares MSCI ACWI ex U.S. ETF, iShares MSCI EAFE ETF, iShares MSCI EAFE Min Vol Factor ETF and iShares MSCI Global Min Vol Factor ETF.
Prior to June 30, 2023, the aggregate management fee for the Fund was calculated as follows: 0.3500% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.3200% per annum of the aggregate net assets over $30.0 billion, up to and including $60.0 billion, plus 0.2800% per annum of the aggregate net assets over $60.0 billion, up to and including $90.0 billion, plus 0.2520% per annum of the aggregate net assets over $90.0 billion, up to and including $120.0 billion, plus 0.2270% per annum of the aggregate net assets over $120.0 billion, up to and including $150.0 billion, plus 0.2040% per annum of the aggregate net assets in excess of $150.0 billion. Effective June 30, 2023, the aggregate management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by 0.20% per annum of the aggregate net assets.
For the fiscal year ended July 31, 2022, BFA was paid a management fee from the Fund, as a percentage of the Fund’s average daily net assets, net of any applicable waivers, at the annual rate of 0.20%.
Prior to June 30, 2023, BFA had contractually agreed to waive a portion of its management fee in order to limit the Fund’s total annual fund operating expenses after the fee waiver to 0.20%. The contractual waiver was terminated as of June 30, 2023, by written agreement of the Trust and BFA. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Changes in the Fund’s “Investment Advisory, Administrative and Distribution Services”
The sixth paragraph of the section of the SAI entitled “Investment Adviser” is deleted in its entirety and replaced with the following:
For its investment advisory services to the iShares MSCI EAFE Min Vol Factor ETF and the iShares MSCI EAFE ETF, BFA is paid a management fee from each Fund corresponding to the Fund’s allocable portion of an aggregate management fee calculated based on the aggregate average daily net assets of the following iShares funds: iShares MSCI ACWI ETF, iShares MSCI ACWI ex U.S. ETF, iShares MSCI EAFE ETF, iShares MSCI EAFE Min Vol Factor ETF and iShares MSCI Global Min Vol Factor ETF.
The aggregate management fee for the iShares MSCI EAFE ETF is calculated as follows: 0.3500% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.3200% per annum of the aggregate net assets over $30.0 billion, up to and including $60.0 billion, plus 0.2800% per annum of the aggregate net assets over $60.0 billion, up to and including $90.0 billion, plus 0.2520% per annum of the aggregate net assets over $90.0 billion, up to and including $120.0 billion, plus 0.2270% per annum of the aggregate net assets over $120.0 billion, up to and including $150.0 billion, plus 0.2040% per annum of the aggregate net assets in excess of $150.0 billion.
Prior to June 30, 2023, the aggregate management fee for the iShares MSCI EAFE Min Vol Factor ETF was calculated as follows: 0.3500% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.3200% per annum of the aggregate net assets over $30.0 billion, up to and including $60.0 billion, plus 0.2800% per annum of the aggregate net assets over $60.0 billion, up to and including $90.0 billion, plus 0.2520% per annum of the aggregate net assets over $90.0 billion, up to and including $120.0 billion, plus 0.2270% per annum of the aggregate net assets over $120.0 billion, up to and including $150.0 billion, plus 0.2040% per annum of the aggregate net assets in excess of $150.0 billion. Effective June 30, 2023, the aggregate management fee for the iShares MSCI EAFE Min Vol Factor ETF equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by 0.20% per annum of the aggregate net assets.
In the Management Fee table on pages 87‑88 of the SAI, footnote three (3) is deleted in its entirety and replaced with the following:
Effective June 30, 2023, the management fee for the iShares MSCI EAFE Min Vol Factor ETF is 0.20%. For the fiscal year ended July 31, 2022, the management fee for the iShares MSCI EAFE Min Vol Factor ETF, net of any applicable waivers, was 0.20%. Prior to June 30, 2023, BFA had contractually agreed to waive a portion of its management fee in order to limit the Fund’s total annual fund operating expenses after the fee waiver to 0.20%. The contractual waiver was terminated as of June 30, 2023, by written agreement of the Trust and BFA. For the fiscal years ended July 31, 2022, July 31, 2021 and July 31, 2020, BFA waived $8,804,453, $11,713,593, and $13,691,592, respectively of its management fees.

If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑SUPP‑EFAV‑0623

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE